General	12 Months Ended
Dec. 31, 2021
General [Abstract]
General
Note 1 - General

A.	The Company was incorporated under the laws of the state of Israel and commenced operations as a private company in January 2007, under Companies Registrar number 513933218.

B.
The Company develops a software-based platform that enables its customers to enhance their brand and loyalty plans with digital payments and reward programs through the creation and offering of branded mobile applications.

C.
Since inception, the Company incurred an accumulated deficit of NIS 2,519,583. The Company will need funds to continue its operations until profitability is achieved or until additional funding is raised.